ING Investors Trust

ING Templeton Global Growth Portfolio

ING UBS U.S. Allocation Portfolio

ING Global Technology Portfolio

Supplement dated January 15, 2008

to the Adviser Class Prospectus, Institutional Class, Service Class

and Service 2 Class Prospectuses

each dated April 30, 2007

ING Templeton Global Growth Portfolio

Effective December 31, 2007, Cindy Sweeting replaced Murdo Murchison as lead Portfolio Manager and effective September 30, 2007, Tucker Scott replaced Jeffrey A. Everett as a Co Portfolio Manager of the Portfolio. The Prospectuses are hereby revised as follows:

1.             All references to Murdo Murchison and Jeffrey A. Everett as portfolio managers to ING Templeton Global Growth Portfolio are hereby deleted and replaced with Cindy Sweeting and Tucker Scott, respectively.

2.             The information relating to Murdo Murchison and Jeffrey A. Everett under the section entitled “Description of the Portfolio - More on the Sub-Adviser” on page 49 of the Adviser Class Prospectus, on page 48 of the Institutional Class Prospectus, on page 47 of the Service Class Prospectus, and on page 42 of the Service 2 Class Prospectus are hereby deleted and replaced with the following:

Cynthia L. Sweeting, CFA

Ms. Sweeting is President of Templeton Global Advisors. She joined Franklin Templeton Investments in 1997. Ms. Sweeting is the lead portfolio manager for the Portfolio and has primary responsibility for the investments of the Portfolio and has final authority over all aspects of the Portfolio’s investment portfolio. She has served as the lead Portfolio Manager of the Portfolio since December 2007.

Tucker Scott, CFA

Mr. Scott is Executive Vice President of Templeton Global Advisors. He joined Franklin Templeton Investments in 1996. Mr. Scott provides research and advice on the purchase and sale of securities and provides portfolio risk assessment. He has served as a Portfolio Manager of the Portfolio since October 2007.

ING UBS U.S. Allocation Portfolio

3.                 On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to close to new investments and dissolve the Adviser Class and the Institutional Class of ING UBS U.S. Allocation Portfolio effective December 27, 2007.

4.                 On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to reorganize ING UBS U.S. Allocation Portfolio into the following “Surviving Portfolio” (“Reorganization”) as follows:

Disappearing Portfolio	Surviving Portfolio
ING UBS U.S. Allocation Portfolio	ING Van Kampen Equity and Income Portfolio

The proposed Reorganization is subject to approval by shareholders of ING UBS U.S. Allocation Portfolio.  If shareholder approval is obtained at a Special Meeting of Shareholders that is scheduled to take place on or about April 10, 2008, it is expected that the Reorganization shall close on April 26, 2008, or such other date as the parties to the Reorganization may agree, at 4:00 p.m. Eastern Time (the “Closing Date”). Shareholders of ING UBS U.S. Allocation Portfolio will be notified if the Reorganization is not approved.

ING Global Technology Portfolio

5.                 On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to close to new investments and dissolve the Adviser Class and the Institutional Class of ING Global Technology Portfolio effective December 27, 2007.

6.                 On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to reorganize ING Global Science and Technology Portfolio into the following “Surviving Portfolio” (“Reorganization”) as follows:

Disappearing Portfolio	Surviving Portfolio
ING Global Science and Technology Portfolio	ING VP Global Science and Technology Portfolio

The proposed Reorganization is subject to approval by shareholders of ING Global Science and Technology Portfolio.  If shareholder approval is obtained at a Special Meeting of Shareholders that is scheduled to take place on or about April 10, 2008, it is expected that the Reorganization shall close on April 26, 2008, or such other date as the parties to the Reorganization may agree, at 4:00 p.m. Eastern Time (the “Closing Date”). Shareholders of ING Global Science and Technology Portfolio will be notified if the Reorganization is not approved.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING Templeton Global Growth Portfolio

ING UBS U.S. Allocation Portfolio

ING Global Technology Portfolio

Supplement dated January 15, 2008

to the Adviser Class, Institutional Class, Service Class

and Service 2 Class Statement of Additional Information (“SAI”)

dated April 30, 2007

ING Templeton Global Growth Portfolio

Effective December 31, 2007, Cindy Sweeting replaced Murdo Murchison as lead Portfolio Manager and effective September 30, 2007, Tucker Scott replaced Jeffrey A. Everett as a Co Portfolio Manager of ING Templeton Global Growth Portfolio. The SAI is hereby revised as follows:

1.             All references to Murdo Murchison and Jeffrey A. Everett as portfolio managers are deleted and replaced with Cindy Sweeting and Tucker Scott, respectively.

2.             The information regarding and contained in the table under “Portfolio Managers - ING Templeton Global Growth Portfolio” of the SAI on page 214 is replaced with:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of September 30, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)(1)	Number of Accounts	Total Assets (in billions)(1)	Number of Accounts	Total Assets (in billions)(1)
Cynthia L. Sweeting(2)	N/A	N/A	N/A	N/A	N/A	N/A
Tucker Scott(2)	15	$37,451.7	5	$2,064.7	27	$5,148.9
Lisa F. Myers	9	$31,487.8	12	$17,417.4	12	$2,213.6

None of the accounts have a performance-based fee.

(1)                                  Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2)                                  Ms. Sweeting and Mr. Scott assumed responsibility as Portfolio Managers for the Portfolio on December 31, 2007 and September 30, 2007, respectively.

2.             The information regarding and contained in the table under “Portfolio Manager - ING Templeton Global Growth Portfolio” of the SAI on page 216 is replaced with:

Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of September 30, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Cynthia L. Sweeting	None
Tucker Scott	None
Lisa F. Myers	None

ING UBS U.S. Allocation Portfolio

3.                 On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to close to new investments and dissolve the Adviser Class and the Institutional Class of ING UBS U.S. Allocation Portfolio effective December 27, 2007.

4.                 On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to reorganize ING UBS U.S. Allocation Portfolio into the following “Surviving Portfolio” (“Reorganization”) as follows:

Disappearing Portfolio	Surviving Portfolio
ING UBS U.S. Allocation Portfolio	ING Van Kampen Equity and Income Portfolio

The proposed Reorganization is subject to approval by shareholders of ING UBS U.S. Allocation Portfolio.  If shareholder approval is obtained at a Special Meeting of Shareholders that is scheduled to take place on or about April 10, 2008, it is expected that the Reorganization shall close on April 26, 2008, or such other date as the parties to the Reorganization may agree, at 4:00 p.m. Eastern Time (the “Closing Date”). Shareholders of ING UBS U.S. Allocation Portfolio will be notified if the Reorganization is not approved.

ING Global Technology Portfolio

5.                 On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to close to new investments and dissolve the Adviser Class and the Institutional Class of ING Global Technology Portfolio effective December 27, 2007.

6.                 On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to reorganize ING Global Science and Technology Portfolio into the following “Surviving Portfolio” (“Reorganization”) as follows:

Disappearing Portfolio	Surviving Portfolio
ING Global Science and Technology Portfolio	ING VP Global Science and Technology Portfolio

The proposed Reorganization is subject to approval by shareholders of ING Global Science and Technology Portfolio.  If shareholder approval is obtained at a Special Meeting of Shareholders that is scheduled to take place on or about April 10, 2008, it is expected that the Reorganization shall close on April 26, 2008, or such other date as the parties to the Reorganization may agree, at 4:00 p.m. Eastern Time (the “Closing Date”). Shareholders of ING Global Science and Technology Portfolio will be notified if the Reorganization is not approved.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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